Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0001855781
Registrant Name	Invesco Galaxy Bitcoin ETF
Registration File Number	333-255175
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Invesco Galaxy Bitcoin ETF
Street 1	107 GRAND STREET, 8TH FLOOR
City	NEW YORK
State or Country Code	NY
Zip Code	10013
Reporting FY End Date	Dec. 31, 2025